Income Tax -Temporary differences between the carrying amounts of assets and liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	$ 149,773	$ 82,116
Non-capital loss carry-forwards
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	51,652	29,192
Exploration and evaluation properties
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	20,630	19,937
Property, Plant and Equipment
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	39,973
Capital loss carry-forward
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	26,835	21,542
Other
Temporary tax differences between assets and liabilities
Total unrecognized temporary differences	$ 10,683	$ 11,445